Intangible assets - Disclosure of Goodwill by Cash Generating Unit (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
TFS
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 361,750	€ 362,069
Payments
Disclosure of detailed information about intangible assets [line items]
Goodwill	49,525	50,076
ZigZag
Disclosure of detailed information about intangible assets [line items]
Goodwill	63,825	61,045
Yocuda
Disclosure of detailed information about intangible assets [line items]
Goodwill	7,844	7,829
ShipUp
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 29,239	€ 29,239